Financial Assets and Financial Liabilities_Carrying Amounts Of Financial Instruments By Category Liabilities(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	₩ 401,110,393	₩ 363,109,527
Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	15,326,859	12,023,058
Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	2,901,247	3,142,765
Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	276,770,449	255,800,048
Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	33,004,834	28,820,928
Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	53,278,697	44,992,724
Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	19,828,307	18,330,004
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	5,548,814
Financial instruments at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	2,823,820
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	2,724,994
Financial instruments at fair value through profit or loss | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0
Financial instruments at fair value through profit or loss | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0
Financial instruments at fair value through profit or loss | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0
Financial instruments at fair value through profit or loss | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0
Held for trading
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities		4,999,384
Held for trading | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities		1,944,770
Held for trading | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities		3,054,614
Held for trading | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities		0
Held for trading | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities		0
Held for trading | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities		0
Held for trading | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities		0
Financial instruments designated at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	12,503,039	10,078,288
Financial instruments designated at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	12,503,039	10,078,288
Financial instruments designated at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments designated at fair value through profit or loss | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at amortized cost
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	382,882,287	347,943,704
Financial instruments at amortized cost | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at amortized cost | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Financial instruments at amortized cost | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	276,770,449	255,800,048
Financial instruments at amortized cost | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	33,004,834	28,820,928
Financial instruments at amortized cost | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	53,278,697	44,992,724
Financial instruments at amortized cost | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	19,828,307	18,330,004
Derivatives held for hedging
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	176,253	88,151
Derivatives held for hedging | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	176,253	88,151
Derivatives held for hedging | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Debts
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	0	0
Derivatives held for hedging | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial Liabilities	₩ 0	₩ 0